Cover	Sep. 09, 2022
Cover [Abstract]
Entity Registrant Name	POWER AMERICAS RESOURCE GROUP LTD.
Entity Central Index Key	0001495648
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--05-31
Entity Emerging Growth Company	true
Document Period End Date	Sep. 09, 2022
Entity Ex Transition Period	false
Entity File Number	000-54452
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	80-0778461
Entity Address Address Line 1	265 SUNRISE HIGHWAY
Entity Address Address Line 2	SUITE 276
Entity Address City Or Town	ROCKVILLE CENTRE
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11570
City Area Code	917
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	403-1430